Ordinary Shares and Series A-1 Convertible Preferred	6 Months Ended
Jun. 30, 2024
Ordinary Shares and Series A-1 Convertible Preferred Shares [Abstract]
Ordinary shares and Series A-1 Convertible Preferred
17.	Ordinary shares and Series A-1 convertible preferred

Ordinary shares

Upon incorporation in 2013, the Company’s authorized ordinary shares were 2,000,000,000 shares with a par value of US$0.0000001 each and issued 975,308,700 ordinary shares at par value. The number of authorized ordinary shares was increased from 2,000,000,000 to 2,275,948,587 as of December 31, 2018 after the issuance of Series A-1, A-2, B and C Preferred Shares.

Immediately prior to the completion of Company’s initial public offering on November 1, 2019, its authorized share capital was changed to US$500 divided into 5,000,000,000 shares of a par value of US$0.0000001 each, comprising of (i) 3,380,061,942 Class A ordinary shares, (ii) 619,938,058 Class B Ordinary Shares of a par value, and (iii) 1,000,000,000 shares of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association. 619,938,058 ordinary shares beneficially owned by the Company’s founders, Yi Duan, Xi Zeng and Jiancheng Li were re-designated into Class B ordinary shares on a one-for-one basis and remaining 325,773,972 ordinary shares were re-designated into Class A ordinary shares on a one-for-one basis. All outstanding preferred shares were converted into 715,043,731 Class A ordinary shares.

Upon the completion of Company’s initial public offering and exercise of the overallotment options, the Company issued 150,000,000 and 12,504,475 Class A ordinary shares at price of US$0.52 per Class A ordinary share, respectively. The total net proceeds received were US$71,596 (equivalent to approximately RMB498,436).

On October 14, 2022, the Company’s authorized share capital was changed to US$5,000 divided into 50,000,000,000 shares of a par value of US$0.0000001 each, comprising of (i) 30,000,000,000 Class A ordinary shares of a par value, (ii) 10,000,000,000 Class B ordinary shares of a par value, and (iii) 10,000,000,000 shares of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association.

Upon the completion of the Company’s the offering on December 8, 2022, the Company issued 375,000,000 Class A ordinary shares at price of US$0.0017 per Class A ordinary share and 75,000 Class C ordinary shares at price of US$0.0036 per Class C ordinary share, respectively. The total net proceeds received were US$450 (equivalent to approximately RMB3,136).

On February 21, 2023, 129,519,698 Class A ordinary shares were issued to Mr. Jiancheng Li upon the conversion of the same number of Class B ordinary shares held by him on February 21, 2023.

On March 3, 2023, the company additionally offered and issued 120,811,500 Class A ordinary shares at an offering price of US$0.0017 per Class A ordinary share. The total net proceeds received were US$23 (equivalent to approximately RMB158).

On February 10, 2023, the Company received a convertible promissory note payment of US$21 million, under which the Company would sell and issue a convertible promissory note in a principal amount of US$21 million to an investor through private placement. The Note will mature in six months following the issuance, bearing interest at the rate of 8% per annum which shall be payable on the maturity date. At any time after the issuance and before the maturity date, the Note is convertible, in whole but not in part, into class A ordinary shares of the Company at the option of the holder thereof at a price equal to 64% of the higher of the following (adjusted by the ADS-to-share ratio): (i) the average closing price of the Company’s American depositary shares (the “ADSs”) for the last 5 days preceding the date of the conversion notice and (ii) US$0.47. Each ADS currently represents 375 Class A Ordinary Shares. To maintain a stable corporate structure following the potential conversion of the Note, the Company had simultaneously entered into a share subscription agreement, under which the Company has agreed to sell and issue up to 7,875,000 class C ordinary shares of the Company with the same rights, privileges and restrictions approved by the board of directors on November 29, 2022 to ZX INTERNATIONAL LTD, a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors and chief executive officer of the Company, if the Company receives a conversion notice from the Note holder. The per share purchase price would be calculated based on the average closing price of the Company’s ADSs for the 30 trading days prior to the closing notice date and adjusted by the ADS-to-share ratio.

On March 9, 2023, the Company entered into a note conversion agreement with the holder of the convertible promissory note in a principal amount of US$21 million. Pursuant to the Note Conversion Agreement, the Noteholder has converted the outstanding balance of the Note into an aggregate of 18,750,000,000 Class A ordinary shares of the Company at an amended conversion price of US$0.00112 per share. Concurrently with the conversion of the Note, the Company has issued 5,625,000 Class C ordinary shares of the Company, at a purchase price of US$0.00271 per share, to ZX INTERNATIONAL LTD, a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors and chief executive officer of the Company.

On July 19, 2023, the company was offering to certain investors (i) an aggregate of 4,285,711,875 Class A ordinary shares at an offering price of US$0.0019 per Class A ordinary share, (ii) certain regular warrants, or the Regular Warrants, to purchase up to an aggregate of 4,285,711,875 Class A ordinary shares, and (iii) certain reset warrants, or the Reset Warrants, that permit cashless exercise of up to an aggregate of 10,714,279,875 Class A ordinary shares. Consequently, on July 19, 2023, 4,285,711,875 Class A ordinary shares were offered and issued at an offering price of US$0.00187 per Class A ordinary share. The total net proceeds received were US$6,471 (equivalent to approximately RMB46,245) and on August 7, 2023, 8,169,637,500 Class A ordinary shares were cashlessly offered and issued pursuant to the reset warrants.

On July 21, 2023, the company issued 1,371,427 Class C ordinary shares of the Company, at a purchase price of US$0.00223 per share, to ZX INTERNATIONAL LTD, a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors and chief executive officer of the Company.

On July 24, 2023, the company announced that it will change the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing three hundred and seventy-five (375) Class A ordinary share to one (1) ADS representing five thousand six hundred and twenty-five (5,625) Class A ordinary shares.

In respect of matters requiring the votes of shareholders, the holders of Class B ordinary shares is entitled to ten votes per share, the holders of Class C ordinary shares is entitled to 10,000 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B and each Class C ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B or Class A ordinary shares under any circumstances.

Series A-1 Convertible Preferred Shares

Series A-1 Preferred Shares are not redeemable and are convertible to Ordinary Shares at a 1-to-1 initial conversion ratio at the option of the holder at any time after the date of issuance. The liquidation preference of Series A-1 Preferred Shares is preferable to Ordinary Shares but subordinated to redeemable convertible preferred shares as disclosed in Note 16.

On November 1, 2019, all Series A-1 Convertible Preferred Shares were converted to Class A ordinary shares upon the Company’s completion of IPO.